Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Compensation Actually Paid Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act,
and
Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other NEOs and certain financial performance of the Company for the indicated fiscal years. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to
the Compensation Discussion and Analysis.

Year (1)	SCT Total for First CEO	SCT Total for Second CEO	CAP for First CEO (2)	CAP for Second CEO (2)	Avg. SCT Total for Other NEOs (2)	Avg. CAP to Other NEOs (2)	Value of Initial Fixed $100		Net Income	Adjusted EBIT (4)
							TSR	Peer Group TSR (3)

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	$5,799,250	$—	$7,011,006	$—	$1,479,373	$1,769,549	$183.61	$219.31	$46,625	$119,238

2023	$4,973,892	$—	$3,543,606	$—	$1,622,384	$1,421,836	$151.72	$155.40	$48,429	$105,869

2022	$4,067,021	$—	$2,562,396	$—	$1,347,394	$788,702	$171.66	$147.62	$29,660	$95,589

2021	$5,572,610	$397,800	$9,019,389	$423,480	$1,169,073	$2,651,095	$212.53	$159.26	$9,106	$48,854
(1)	The CEOs and the Other NEOs for the indicated years were as follows:

Year	First CEO	Second CEO	Other NEOs

2024	Mr. Wilson	N/A	Messrs. Brant, Korman, Rustowicz, and Schadeberg

2023	Mr. Wilson	N/A	Messrs. Brant, Korman, Rustowicz, and Schadeberg

2022	Mr. Wilson	N/A	Messrs. Brant, Korman, Rustowicz, and Wozniak

2021	Mr. Wilson	Mr. Fleming	Messrs. Korman, McCormick, Rustowicz, and Wozniak

(2)	Amounts represent compensation actually paid to our CEO and the average compensation actually paid to our Other NEOs for the relevant fiscal year, as determined under SEC rules (and described below).

(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Dow Jones U.S. Diversified Industrials Index.

(4)
In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our CEOs and Other NEOs to Company performance for the most recently completed fiscal year. The Company determined that Adjusted EBIT, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table. Adjusted EBIT is a non-GAAP
measure which is defined in the FY24 Financial Metrics section.

Compensation actually paid to our CEOs and Other NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
First Chief Executive Officer

Year	Summary Compensation Table Total	Minus: Change in Present Value of NQDC	Minus: Change in Present Value of Pension	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year- End Fair Value of Equity Awards Granted During Applicable Year	Plus: Fair Value of Awards Granted and Vested in Applicable Year	Plus: Change in Fair Value as of Year- End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior- Year Awards that Vested During Applicable Year	Compensation Actually Paid

2024	$5,799,250	$5,491	$—	$—	$3,495,828	$4,352,194	$—	$448,465	$(87,584)	$7,011,006

2023	$4,973,892	$2,900	$—	$—	$2,816,047	$3,501,035	$—	$(1,616,943)	$(495,431)	$3,543,606

2022	$4,067,021	$1,896	$—	$—	$2,362,446	$1,840,059	$—	$(993,714)	$13,371	$2,562,396

2021	$5,572,610	$—	$—	$—	$3,543,080	$6,414,349	$575,510	$—	$—	$9,019,389
Second Chief Executive Officer

Year	Summary Compensation Table Total	Minus: Change in Present Value of NQDC	Minus: Change in Present Value of Pension	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year- End Fair Value of Equity Awards Granted During Applicable Year	Plus: Fair Value of Awards Granted and Vested in Applicable Year	Plus: Change in Fair Value as of Year- End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior- Year Awards that Vested During Applicable Year	Compensation Actually Paid

2024	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

2023	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

2022	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

2021	$397,800	$—	$—	$—	$254,079	$75,660	$204,099	$—	$—	$423,480
Average of Other Named Executive Officers

Year	Summary Compensation Table Total	Minus: Change in Present Value of NQDC	Minus: Change in Present Value of Pension	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year- End Fair Value of Equity Awards Granted During Applicable Year	Plus: Fair Value of Awards Granted and Vested in Applicable Year	Plus: Change in Fair Value as of Year- End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior- Year Awards that Vested During Applicable Year	Compensation Actually Paid

2024	$1,479,373	$13,476	$53	$—	$668,025	$831,669	$—	$157,778	$(17,717)	$1,769,549

2023	$1,622,384	$8,205	$—	$—	$814,420	$701,707	$—	$33,962	$(113,592)	$1,421,836

2022	$1,347,394	$6,473	$—	$—	$668,073	$520,369	$—	$(404,240)	$(275)	$788,702

2021	$1,169,073	$2,962	$—	$—	$467,863	$1,137,057	$—	$785,776	$30,014	$2,651,095

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote

Year	First CEO	Second CEO	Other NEOs

2024	Mr. Wilson	N/A	Messrs. Brant, Korman, Rustowicz, and Schadeberg

2023	Mr. Wilson	N/A	Messrs. Brant, Korman, Rustowicz, and Schadeberg

2022	Mr. Wilson	N/A	Messrs. Brant, Korman, Rustowicz, and Wozniak

2021	Mr. Wilson	Mr. Fleming	Messrs. Korman, McCormick, Rustowicz, and Wozniak

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Dow Jones U.S. Diversified Industrials Index.
Adjustment To PEO Compensation, Footnote
First Chief Executive Officer

Year	Summary Compensation Table Total	Minus: Change in Present Value of NQDC	Minus: Change in Present Value of Pension	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year- End Fair Value of Equity Awards Granted During Applicable Year	Plus: Fair Value of Awards Granted and Vested in Applicable Year	Plus: Change in Fair Value as of Year- End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior- Year Awards that Vested During Applicable Year	Compensation Actually Paid

2024	$5,799,250	$5,491	$—	$—	$3,495,828	$4,352,194	$—	$448,465	$(87,584)	$7,011,006

2023	$4,973,892	$2,900	$—	$—	$2,816,047	$3,501,035	$—	$(1,616,943)	$(495,431)	$3,543,606

2022	$4,067,021	$1,896	$—	$—	$2,362,446	$1,840,059	$—	$(993,714)	$13,371	$2,562,396

2021	$5,572,610	$—	$—	$—	$3,543,080	$6,414,349	$575,510	$—	$—	$9,019,389
Second Chief Executive Officer

Year	Summary Compensation Table Total	Minus: Change in Present Value of NQDC	Minus: Change in Present Value of Pension	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year- End Fair Value of Equity Awards Granted During Applicable Year	Plus: Fair Value of Awards Granted and Vested in Applicable Year	Plus: Change in Fair Value as of Year- End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior- Year Awards that Vested During Applicable Year	Compensation Actually Paid

2024	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

2023	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

2022	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

2021	$397,800	$—	$—	$—	$254,079	$75,660	$204,099	$—	$—	$423,480

Non-PEO NEO Average Total Compensation Amount	$ 1,479,373	$ 1,622,384	$ 1,347,394	$ 1,169,073
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,769,549	1,421,836	788,702	2,651,095
Adjustment to Non-PEO NEO Compensation Footnote
Average of Other Named Executive Officers

Year	Summary Compensation Table Total	Minus: Change in Present Value of NQDC	Minus: Change in Present Value of Pension	Plus: Pension Service Costs Attributable to the Applicable Year	Minus: Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus: Year- End Fair Value of Equity Awards Granted During Applicable Year	Plus: Fair Value of Awards Granted and Vested in Applicable Year	Plus: Change in Fair Value as of Year- End of Any Prior-Year Awards that Remain Unvested as of Year-End	Plus: Change in Fair Value as of Vesting Date of Any Prior- Year Awards that Vested During Applicable Year	Compensation Actually Paid

2024	$1,479,373	$13,476	$53	$—	$668,025	$831,669	$—	$157,778	$(17,717)	$1,769,549

2023	$1,622,384	$8,205	$—	$—	$814,420	$701,707	$—	$33,962	$(113,592)	$1,421,836

2022	$1,347,394	$6,473	$—	$—	$668,073	$520,369	$—	$(404,240)	$(275)	$788,702

2021	$1,169,073	$2,962	$—	$—	$467,863	$1,137,057	$—	$785,776	$30,014	$2,651,095

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended March 31, 2024:

•	Adjusted EBIT

•	Adjusted Free Cash Flow

•	Adjusted ROIC

Total Shareholder Return Amount	$ 183.61	151.72	171.66	212.53
Peer Group Total Shareholder Return Amount	219.31	155.4	147.62	159.26
Net Income (Loss)	$ 46,625	$ 48,429	$ 29,660	$ 9,106
Company Selected Measure Amount	119,238	105,869	95,589	48,854
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT
Non-GAAP Measure Description	Adjusted EBIT is a non-GAAP measure which is defined in the FY24 Financial Metrics section.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted ROIC
Wilson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,799,250	$ 4,973,892	$ 4,067,021	$ 5,572,610
PEO Actually Paid Compensation Amount	$ 7,011,006	$ 3,543,606	$ 2,562,396	$ 9,019,389
PEO Name	Mr. Wilson	Mr. Wilson	Mr. Wilson	Mr. Wilson
Fleming [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 397,800
PEO Actually Paid Compensation Amount				$ 423,480
PEO Name				Mr. Fleming
PEO | Wilson [Member] | Change in Present Value of NQDC [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,491)	$ (2,900)	$ (1,896)
PEO | Wilson [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,495,828)	(2,816,047)	(2,362,446)	$ (3,543,080)
PEO | Wilson [Member] | Year End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,352,194	3,501,035	1,840,059	6,414,349
PEO | Wilson [Member] | Value of Awards Granted and Vested in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				575,510
PEO | Wilson [Member] | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	448,465	(1,616,943)	(993,714)
PEO | Wilson [Member] | Change in Fair Value as of Vesting Date of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,584)	(495,431)	13,371
PEO | Fleming [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(254,079)
PEO | Fleming [Member] | Year End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				75,660
PEO | Fleming [Member] | Value of Awards Granted and Vested in Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				204,099
Non-PEO NEO | Change in Present Value of NQDC [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,476)	(8,205)	(6,473)	(2,962)
Non-PEO NEO | Change in Present Value of Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53)
Non-PEO NEO | Grant Date Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(668,025)	(814,420)	(668,073)	(467,863)
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	831,669	701,707	520,369	1,137,057
Non-PEO NEO | Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,778	33,962	(404,240)	785,776
Non-PEO NEO | Change in Fair Value as of Vesting Date of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,717)	$ (113,592)	$ (275)	$ 30,014